Schedule of Finance Lease Asset (Details)	Jun. 30, 2024 USD ($)	Jun. 30, 2024 SGD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 SGD ($)	Dec. 31, 2022 SGD ($)
Lessee, Lease, Description [Line Items]
Motor vehicles at cost	$ 4,461,710	$ 6,029,339	$ 4,483,671	$ 6,059,016	$ 6,055,758
Less: Accumulated depreciation	(1,739,009)	(2,350,013)	(1,751,333)	(2,366,667)	(2,204,955)
Property and Equipment, net	2,722,701	3,679,326	2,732,338	3,692,349	3,850,803
Finance Lease [Member]
Lessee, Lease, Description [Line Items]
Motor vehicles at cost	94,720	128,000	94,720	128,000	132,508
Less: Accumulated depreciation	(74,197)	(100,267)	(64,725)	(87,467)	(64,421)
Property and Equipment, net	$ 20,523	$ 27,733	$ 29,995	$ 40,533	$ 68,087